Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	[1]	$ 774,061	$ 706,040	$ 537,972
Cost of revenue		(208,142)	(228,938)	(182,898)
Gross profit		565,919	477,102	355,074
Operating expenses
Selling and marketing		(250,741)	(220,361)	(165,150)
General and administrative		(80,309)	(77,766)	(101,521)
Technology and product development		(107,958)	(109,130)	(89,992)
Other operating expense, net		(2,940)	(4,546)	0
Total operating expenses		(441,948)	(411,803)	(356,663)
Loss equity investments		(842)	(1,060)	(164)
Operating income (loss)		123,129	64,239	(1,753)
Financial results, net		(89,072)	(36,633)	(45,459)
Income / (Loss) before income taxes		34,057	27,606	(47,212)
Income tax expense		(6,152)	(3,116)	(21,309)
Net income / (loss) for the year		27,905	24,490	(68,521)
Net income / (loss) attributable to Despegar.com, Corp.		$ 27,905	$ 24,490	$ (68,521)
Losses per share available to common shareholders:
Basic (in USD per share)		$ (0.03)	$ (0.09)	$ (1.28)
Diluted (in USD per share)		$ (0.03)	$ (0.09)	$ (1.28)
Shares used in computing losses per share (in thousands):
Basic (in shares)		81,748	77,170	76,823
Diluted (in shares)		81,748	77,170	76,823

[1]	Includes $59,554, $40,288 and $24,220 for related party transactions for the years 2024, 2023 and 2022, respectively. See Note 23.